Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Vessels, net	$ 48,242	$ 83,750
Office furniture and equipment	103	120
Right of use asset	562	0
Restricted cash	1,250	0
Other non-current assets	10	10
Total non-current assets	50,167	83,880
CURRENT ASSETS
Trade accounts receivable	240	577
Inventories	1,545	650
Prepayments and other assets	153	171
Restricted cash	1,185	1,350
Cash and cash equivalents	2,366	46
Total current assets	5,489	2,794
TOTAL ASSETS	55,656	86,674
EQUITY
Issued share capital	21	13
Share premium	145,506	140,334
Accumulated deficit	(135,648)	(99,297)
Total equity	9,879	41,050
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	36,551	1,500
Fair value of derivative financial instruments, net of current portion	0	831
Provision for staff retirement indemnities	26	87
Lease liabilities	469	0
Total non-current liabilities	37,046	2,418
CURRENT LIABILITIES
Current portion of long-term borrowings	1,195	35,368
Trade accounts payable	4,735	6,433
Accrued liabilities and other payables	1,971	1,319
Current portion of lease liabilities	208	0
Current portion of fair value of derivative financial instruments	622	0
Deferred revenue	0	86
Total current liabilities	8,731	43,206
TOTAL LIABILITIES	45,777	45,624
TOTAL EQUITY AND LIABILITIES	$ 55,656	$ 86,674